UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2013



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GLOBAL MANAGED VOLATILITY FUND
SEPTEMBER 30, 2013

                                                                      (Form N-Q)

88397-1113                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GLOBAL MANAGED VOLATILITY FUND
September 30, 2013 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            EQUITY SECURITIES (92.9%)

            COMMON STOCKS (50.3%)

            CONSUMER DISCRETIONARY (6.1%)
            -----------------------------
            ADVERTISING (0.0%)
    2,195   Publicis Groupe                                           $      175
                                                                      ----------
            APPAREL RETAIL (0.3%)
      200   Fast Retailing Co. Ltd.                                           75
    9,300   Gap, Inc.                                                        374
    2,500   L Brands, Inc.                                                   153
    7,400   TJX Companies, Inc.                                              417
    4,700   Urban Outfitters, Inc.*                                          173
                                                                      ----------
                                                                           1,192
                                                                      ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.4%)
      869   Christian Dior S.A.                                              171
    1,892   Compagnie Financiere Richemont S.A.                              190
    7,500   Hanesbrands, Inc.                                                467
    2,000   Michael Kors Holdings Ltd.*                                      149
      153   Swatch Group Ltd.                                                 17
    1,900   VF Corp.                                                         378
                                                                      ----------
                                                                           1,372
                                                                      ----------
            AUTO PARTS & EQUIPMENT (0.5%)
      700   Aisin Seiki Co. Ltd.                                              30
    4,700   BorgWarner, Inc.                                                 476
      122   Continental AG                                                    21
    1,700   Denso Corp.                                                       79
   10,900   Johnson Controls, Inc.                                           452
    5,000   Lear Corp.                                                       358
      600   NHK Spring Co.                                                     6
      600   Stanley Electric Co. Ltd.                                         13
    5,100   Toyoda Gosei Co. Ltd.                                            125
    2,100   Visteon Corp.*                                                   159
                                                                      ----------
                                                                           1,719
                                                                      ----------
            AUTOMOBILE MANUFACTURERS (0.7%)
    1,000   Daihatsu Motor Co., Ltd.                                          19
    7,154   Daimler AG                                                       558
   35,522   Fiat S.p.A.*                                                     283
   35,900   Ford Motor Co.                                                   606
   14,000   Fuji Heavy Industries Ltd.                                       386
    9,900   Toyota Motor Corp.                                               631
      222   Volkswagen AG                                                     50
                                                                      ----------
                                                                           2,533
                                                                      ----------
            AUTOMOTIVE RETAIL (0.0%)
      800   USS Co. Ltd.                                                      12
                                                                      ----------

================================================================================

1  | USAA Global Managed Volatility Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            BROADCASTING (0.3%)
    2,700   CBS Corp. "B"                                             $      149
  127,848   ITV plc                                                          363
    5,652   ProSieben Sat.1 Media AG                                         240
    2,600   Scripps Networks Interactive "A"                                 203
                                                                      ----------
                                                                             955
                                                                      ----------
            CABLE & SATELLITE (0.4%)
   34,500   Comcast Corp. "A"                                              1,558
                                                                      ----------
            CASINOS & GAMING (0.3%)
   13,000   Galaxy Entertainment Group Ltd.*                                  91
    7,700   Las Vegas Sands Corp.                                            512
   56,400   MGM China Holdings Ltd.                                          189
   19,000   MGM Resorts International*                                       388
      825   OPAP S.A.                                                          9
                                                                      ----------
                                                                           1,189
                                                                      ----------
            COMPUTER & ELECTRONICS RETAIL (0.2%)
    9,800   Best Buy Co., Inc.                                               367
    5,800   GameStop Corp. "A"                                               288
                                                                      ----------
                                                                             655
                                                                      ----------
            CONSUMER ELECTRONICS (0.1%)
      800   Casio Computer Co. Ltd.                                            7
    8,400   Panasonic Corp.                                                   81
    4,900   Sony Corp.                                                       105
                                                                      ----------
                                                                             193
                                                                      ----------
            DEPARTMENT STORES (0.1%)
    3,588   Next plc                                                         300
                                                                      ----------
            FOOTWEAR (0.1%)
    4,900   NIKE, Inc. "B"                                                   356
                                                                      ----------
            GENERAL MERCHANDISE STORES (0.1%)
    4,100   Target Corp.                                                     262
                                                                      ----------
            HOME FURNISHINGS (0.1%)
    2,400   Mohawk Industries, Inc.*                                         313
                                                                      ----------
            HOME IMPROVEMENT RETAIL (0.5%)
   15,800   Home Depot, Inc.                                               1,198
    9,400   Lowe's Companies, Inc.                                           448
                                                                      ----------
                                                                           1,646
                                                                      ----------
            HOMEBUILDING (0.1%)
    1,200   Persimmon plc                                                     21
   16,000   Sekisui Chemical Co. Ltd.                                        162
    2,000   Sekisui House Ltd.                                                27
                                                                      ----------
                                                                             210
                                                                      ----------
            HOTELS, RESORTS & CRUISE LINES (0.5%)
    5,172   Flight Centre Ltd.                                               233
    7,800   Hyatt Hotels Corp. "A"*                                          335
    7,500   Marriott International, Inc. "A"                                 316
   10,300   Starwood Hotels & Resorts Worldwide, Inc.                        684
   42,557   TUI Travel plc                                                   253
                                                                      ----------
                                                                           1,821
                                                                      ----------
            HOUSEHOLD APPLIANCES (0.1%)
    3,700   Whirlpool Corp.                                                  542
                                                                      ----------
            INTERNET RETAIL (0.2%)
    1,100   Amazon.com, Inc.*                                                344
      500   priceline.com, Inc.*                                             505
                                                                      ----------
                                                                             849
                                                                      ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            LEISURE FACILITIES (0.0%)
      200   Oriental Land Co. Ltd.                                    $       33
                                                                      ----------
            LEISURE PRODUCTS (0.0%)
      700   NAMCO BANDAI Holdings, Inc.                                       13
      600   Yamaha Corp.                                                       9
                                                                      ----------
                                                                              22
                                                                      ----------
            MOVIES & ENTERTAINMENT (0.5%)
   13,666   Time Warner, Inc.                                                899
    2,100   Viacom, Inc. "B"                                                 176
   10,500   Walt Disney Co.                                                  677
                                                                      ----------
                                                                           1,752
                                                                      ----------
            PUBLISHING (0.1%)
      792   Washington Post Co. "B"                                          484
                                                                      ----------
            RESTAURANTS (0.3%)
    3,100   Dominos Pizza, Inc.                                              211
   10,600   Starbucks Corp.                                                  816
                                                                      ----------
                                                                           1,027
                                                                      ----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
   14,100   Service Corp. International                                      263
                                                                      ----------
            SPECIALTY STORES (0.1%)
    2,000   PetSmart, Inc.                                                   153
   19,200   Staples, Inc.                                                    281
                                                                      ----------
                                                                             434
                                                                      ----------
            TIRES & RUBBER (0.0%)
    2,100   Bridgestone Corp.                                                 76
                                                                      ----------
            Total Consumer Discretionary                                  21,943
                                                                      ----------
            CONSUMER STAPLES (4.1%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.2%)
   13,300   Archer-Daniels-Midland Co.                                       490
  263,000   Golden Agri-Resources Ltd.                                       109
                                                                      ----------
                                                                             599
                                                                      ----------
            BREWERS (0.2%)
    3,054   Anheuser-Busch InBev N.V.                                        304
    1,500   Asahi Group Holdings Ltd.                                         39
    2,926   Heineken Holding N.V.                                            185
    5,000   Kirin Holdings Co. Ltd.                                           73
                                                                      ----------
                                                                             601
                                                                      ----------
            DISTILLERS & VINTNERS (0.1%)
   13,530   Diageo plc                                                       431
                                                                      ----------
            DRUG RETAIL (0.1%)
    4,300   CVS Caremark Corp.                                               244
                                                                      ----------
            FOOD RETAIL (0.5%)
    2,103   Casino Guichard-Perrachon S.A.                                   217
   51,896   J Sainsbury plc                                                  329
   13,925   Koninklijke Ahold N.V.                                           241
   18,600   Kroger Co.                                                       750
   64,000   Wm Morrison Supermarkets plc                                     290
                                                                      ----------
                                                                           1,827
                                                                      ----------
            HOUSEHOLD PRODUCTS (0.5%)
      996   Henkel AG & Co. KGaA                                              88
   18,200   Procter & Gamble Co.                                           1,376

================================================================================

3  | USAA Global Managed Volatility Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
    5,165   Reckitt Benckiser Group plc                               $      378
                                                                      ----------
                                                                           1,842
                                                                      ----------
            HYPERMARKETS & SUPER CENTERS (0.4%)
    1,854   Carrefour S.A.                                                    64
    5,900   Costco Wholesale Corp.                                           679
    8,400   Wal-Mart Stores, Inc.                                            621
    2,628   Wesfarmers Ltd.                                                  101
                                                                      ----------
                                                                           1,465
                                                                      ----------
            PACKAGED FOODS & MEAT (0.7%)
    2,000   Ajinomoto Co. Inc.                                                26
    6,200   Hershey Co.                                                      573
    2,200   J.M. Smucker Co.                                                 231
    3,366   Kraft Foods Group, Inc.                                          177
        3   Lindt & Spruengli AG                                              12
    9,349   Nestle S.A.                                                      654
    6,000   Nippon Meat Packers, Inc.                                         86
    7,823   Suedzucker AG                                                    230
   20,600   Tyson Foods, Inc. "A"                                            583
    3,228   Unilever N.V.                                                    126
                                                                      ----------
                                                                           2,698
                                                                      ----------
            PERSONAL PRODUCTS (0.1%)
    3,500   Nu Skin Enterprises, Inc. "A"                                    335
                                                                      ----------
            SOFT DRINKS (0.4%)
   18,300   Coca-Cola Co.                                                    693
    9,800   PepsiCo, Inc.                                                    779
                                                                      ----------
                                                                           1,472
                                                                      ----------
            TOBACCO (0.9%)
   23,400   Altria Group, Inc.                                               804
    6,624   British American Tobacco plc                                     351
   12,200   Japan Tobacco, Inc.                                              438
   13,200   Lorillard, Inc.                                                  591
    9,100   Philip Morris International, Inc.                                788
    3,800   Reynolds American, Inc.                                          186
                                                                      ----------
                                                                           3,158
                                                                      ----------
            Total Consumer Staples                                        14,672
                                                                      ----------
            ENERGY (4.6%)
            -------------
            INTEGRATED OIL & GAS (2.5%)
      418   BG Group plc                                                       8
  111,386   BP plc                                                           781
   15,800   Chevron Corp.                                                  1,920
    6,269   ENI S.p.A.                                                       144
   30,900   Exxon Mobil Corp.                                              2,658
    9,500   Hess Corp.                                                       735
    9,000   Murphy Oil Corp.                                                 543
    4,000   Occidental Petroleum Corp.                                       374
    4,833   OMV AG                                                           239
      997   Repsol S.A.                                                       25
   13,808   Royal Dutch Shell plc "A"                                        456
   13,981   Royal Dutch Shell plc "B"                                        483
   11,223   Total S.A.                                                       651
                                                                      ----------
                                                                           9,017
                                                                      ----------
            OIL & GAS DRILLING (0.0%)
    1,288   Transocean Ltd.                                                   57
                                                                      ----------
            OIL & GAS EQUIPMENT & SERVICES (0.6%)
   10,600   Baker Hughes, Inc.                                               521
    1,300   Dril-Quip, Inc.*                                                 149

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
    8,500   Halliburton Co.                                           $      409
   10,700   Schlumberger Ltd.                                                945
                                                                      ----------
                                                                           2,024
                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (1.4%)
    4,800   Anadarko Petroleum Corp.                                         446
   10,300   Chesapeake Energy Corp.                                          267
   23,700   ConocoPhillips                                                 1,648
    3,500   Devon Energy Corp.                                               202
    5,400   EOG Resources, Inc.                                              914
    7,700   Marathon Oil Corp.                                               269
    6,500   Oasis Petroleum, Inc.*                                           319
    3,300   SM Energy Co.                                                    255
   11,300   Southwestern Energy Co.*                                         411
    6,200   Whiting Petroleum Corp.*                                         371
      906   Woodside Petroleum Ltd.                                           32
                                                                      ----------
                                                                           5,134
                                                                      ----------
            OIL & GAS REFINING & MARKETING (0.1%)
       42   Delek Group Ltd.                                                  14
      100   Idemitsu Kosan Co. Ltd.                                            9
    8,100   JX Holdings, Inc.                                                 42
   11,800   Showa Shell Sekiyu K.K.                                          132
    1,000   TonenGeneral Sekiyu K.K.                                           9
                                                                      ----------
                                                                             206
                                                                      ----------
            Total Energy                                                  16,438
                                                                      ----------
            FINANCIALS (10.2%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
   19,100   Bank of New York Mellon Corp.                                    577
    6,473   Schroders plc                                                    270
    9,500   State Street Corp.                                               624
                                                                      ----------
                                                                           1,471
                                                                      ----------
            CONSUMER FINANCE (0.4%)
    8,800   American Express Co.                                             665
    4,800   Capital One Financial Corp.                                      330
    6,100   Discover Financial Services                                      308
                                                                      ----------
                                                                           1,303
                                                                      ----------
            DIVERSIFIED BANKS (1.8%)
    1,919   Australia and New Zealand Banking Group Ltd.                      55
   34,131   Banco Bilbao Vizcaya Argentaria S.A.                             381
    1,121   Banco Santander S.A.                                               9
    3,678   Bank Hapoalim B.M.                                                19
   58,200   Bank of East Asia Ltd.                                           246
   14,249   Bankia S.A.*                                                      15
      532   BNP Paribas S.A.                                                  36
    9,583   Commonwealth Bank of Australia                                   637
   17,951   DnB NOR ASA                                                      273
    2,800   Hang Seng Bank Ltd.                                               46
   92,718   HSBC Holdings plc                                              1,005
      148   KBC Groep N.V.                                                     7
   82,500   Mitsubishi UFJ Financial Group, Inc.                             526
  132,500   Mizuho Financial Group, Inc.                                     287
    8,181   National Australia Bank Ltd.                                     262
    9,000   Oversea-Chinese Banking Corp. Ltd.                                74
   26,643   Skandinaviska Enskilda Banken "A"                                282
   10,600   Sumitomo Mitsui Financial Group, Inc.                            512
      843   Svenska Handelsbanken AB "A"                                      36
   15,252   UniCredit S.p.A.                                                  97
    4,000   United Overseas Bank Ltd.                                         66
   27,800   Wells Fargo & Co.                                              1,149

================================================================================

5  | USAA Global Managed Volatility Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   20,081   Westpac Banking Corp.                                     $      613
                                                                      ----------
                                                                           6,633
                                                                      ----------
            DIVERSIFIED CAPITAL MARKETS (0.1%)
    9,990   UBS AG                                                           204
                                                                      ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
      200   DAITO Trust Construction Co. Ltd.                                 20
    2,000   UOL Group Ltd.                                                    10
    5,000   Wharf Holdings Ltd.                                               43
    3,000   Wheelock & Co. Ltd.                                               16
                                                                      ----------
                                                                              89
                                                                      ----------
            INVESTMENT BANKING & BROKERAGE (0.7%)
   18,100   Charles Schwab Corp.                                             383
   23,000   Daiwa Securities Group, Inc.                                     206
   17,900   E*Trade Financial Corp.*                                         296
    5,400   Goldman Sachs Group, Inc.                                        854
    9,400   Morgan Stanley                                                   253
   12,500   Nomura Holdings, Inc.                                             97
   18,000   TD Ameritrade Holding Corp.                                      471
                                                                      ----------
                                                                           2,560
                                                                      ----------
            LIFE & HEALTH INSURANCE (0.4%)
   18,959   AEGON N.V.                                                       141
    3,100   AFLAC, Inc.                                                      192
      621   CNP Assurances                                                    11
  106,205   Legal & General Group plc                                        338
    4,200   MetLife, Inc.                                                    197
    3,400   Prudential Financial, Inc.                                       265
   10,586   Prudential plc                                                   197
    4,600   StanCorp Financial Group, Inc.                                   253
                                                                      ----------
                                                                           1,594
                                                                      ----------
            MULTI-LINE INSURANCE (0.5%)
    7,439   Ageas                                                            301
    1,786   Allianz SE                                                       281
   13,900   American International Group, Inc.                               676
   16,446   AXA S.A.                                                         381
    1,547   Sampo Oyj "A"                                                     67
                                                                      ----------
                                                                           1,706
                                                                      ----------
            MULTI-SECTOR HOLDINGS (0.1%)
   10,087   Investor AB "B"                                                  306
                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
  101,200   Bank of America Corp.                                          1,397
   24,810   Citigroup, Inc.                                                1,203
   34,300   JPMorgan Chase & Co.                                           1,773
    4,200   ORIX Corp.                                                        68
    7,341   Pohjola Bank plc "A"                                             122
                                                                      ----------
                                                                           4,563
                                                                      ----------
            PROPERTY & CASUALTY INSURANCE (1.5%)
    6,100   ACE Ltd.                                                         571
    1,900   Allied World Assurance Co.                                       189
    7,900   Allstate Corp.                                                   399
   16,100   Berkshire Hathaway, Inc. "B"*                                  1,827
    4,500   Chubb Corp.                                                      402
    6,500   Cincinnati Financial Corp.                                       307
   18,174   Insurance Australia Group Ltd.                                    99
   12,800   Old Republic International Corp.                                 197
   19,400   Progressive Corp.                                                528
    2,400   Tokio Marine Holdings, Inc.                                       78
    9,400   Travelers Companies, Inc.                                        797

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
      855   Tryg A/S                                                  $       79
                                                                      ----------
                                                                           5,473
                                                                      ----------
            REAL ESTATE OPERATING COMPANIES (0.1%)
   52,000   Hysan Development Co. Ltd.                                       232
    1,871   Swiss Prime Site AG                                              145
                                                                      ----------
                                                                             377
                                                                      ----------
            REAL ESTATE SERVICES (0.1%)
    9,200   CBRE Group, Inc. "A"*                                            213
    1,700   Jones Lang LaSalle, Inc.                                         148
                                                                      ----------
                                                                             361
                                                                      ----------
            REGIONAL BANKS (1.2%)
   19,400   BankUnited, Inc.                                                 605
    3,000   Chiba Bank Ltd.                                                   22
    4,800   City National Corp.                                              320
    3,100   First Citizens BancShares, Inc. "A"                              637
   19,900   First Niagara Financial Group, Inc.                              206
    5,400   First Republic Bank                                              252
    3,000   Fukuoka Financial Group, Inc.                                     14
    1,000   Iyo Bank Ltd.                                                     11
    2,000   Joyo Bank Ltd.                                                    11
   38,700   KeyCorp                                                          441
    5,900   PNC Financial Services Group, Inc.                               427
    8,100   Resona Holdings, Inc.                                             41
    7,900   SunTrust Banks, Inc.                                             256
    3,100   SVB Financial Group*                                             268
  144,100   Synovus Financial Corp.                                          476
    3,000   Yamaguchi Financial Group, Inc.                                   29
    8,500   Zions Bancorp                                                    233
                                                                      ----------
                                                                           4,249
                                                                      ----------
            REINSURANCE (0.4%)
    4,600   Arch Capital Group Ltd.*                                         249
    4,500   Everest Re Group Ltd.                                            655
    1,197   Hannover Rueckversicherung AG                                     88
      283   Muenchener Rueckversicherungs-Gesellschaft AG                     55
    4,658   Swiss Re AG                                                      385
                                                                      ----------
                                                                           1,432
                                                                      ----------
            REITs - DIVERSIFIED (0.0%)
   37,000   BGP Holdings plc, acquired 8/06/2009;
              cost: $0*(a),(b),(c)                                            --
   49,948   Dexus Property Group                                              47
    2,000   WP Carey, Inc.                                                   129
                                                                      ----------
                                                                             176
                                                                      ----------
            REITs - INDUSTRIAL (0.0%)
        1   Nippon Prologis REIT, Inc.                                        10
                                                                      ----------
            REITs - MORTGAGE (0.1%)
   19,000   Annaly Capital Management, Inc.                                  220
    6,800   Starwood Property Trust, Inc.                                    163
                                                                      ----------
                                                                             383
                                                                      ----------
            REITs - OFFICE (0.0%)
    8,000   CapitaCommercial Trust                                             9
                                                                      ----------
            REITs - RETAIL (0.4%)
   36,000   CapitaMall Trust                                                  56
    2,077   Hammerson plc                                                     17
        8   Japan Retail Fund Investment Corp.                                17
   56,500   Link REIT                                                        277
    9,300   Realty Income Corp.                                              370
    1,327   Unibail-Rodamco                                                  329

================================================================================

7  | USAA Global Managed Volatility Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   97,089   Westfield Retail Trust                                    $      269
                                                                      ----------
                                                                           1,335
                                                                      ----------
            REITs - SPECIALIZED (0.5%)
    4,600   Extra Space Storage, Inc.                                        210
    3,300   Public Storage                                                   530
    9,900   Rayonier, Inc.                                                   551
   11,600   Weyerhaeuser Co.                                                 332
                                                                      ----------
                                                                           1,623
                                                                      ----------
            SPECIALIZED FINANCE (0.1%)
      634   London Stock Exchange Group plc                                   16
    3,100   McGraw Hill Financial, Inc.                                      203
    4,400   Moody's Corp.                                                    310
                                                                      ----------
                                                                             529
                                                                      ----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
   10,800   New York Community Bancorp, Inc.                                 163
    6,400   Washington Federal, Inc.                                         133
                                                                      ----------
                                                                             296
                                                                      ----------
            Total Financials                                              36,682
                                                                      ----------
            HEALTH CARE (6.7%)
            ------------------
            BIOTECHNOLOGY (1.1%)
    2,127   Actelion Ltd.                                                    151
    6,000   Amgen, Inc.                                                      672
    3,300   Biogen Idec, Inc.*                                               794
    5,600   Celgene Corp.*                                                   862
    7,400   Gilead Sciences, Inc.*                                           465
   12,500   Myriad Genetics, Inc.*                                           294
    2,300   Pharmacyclics, Inc.*                                             318
    3,400   Seattle Genetics, Inc.*                                          149
    4,600   United Therapeutics Corp.*                                       363
                                                                      ----------
                                                                           4,068
                                                                      ----------
            HEALTH CARE DISTRIBUTORS (0.5%)
      100   Alfresa Holdings Corp.                                             5
    7,300   AmerisourceBergen Corp.                                          446
    8,000   Cardinal Health, Inc.                                            417
    2,500   Henry Schein, Inc.*                                              259
    3,800   McKesson Corp.                                                   488
    3,500   Medipal Holdings Corp.                                            43
                                                                      ----------
                                                                           1,658
                                                                      ----------
            HEALTH CARE EQUIPMENT (0.4%)
   18,500   Abbott Laboratories                                              614
    1,900   Becton, Dickinson & Co.                                          190
    4,800   Medtronic, Inc.                                                  256
    6,500   ResMed, Inc.                                                     343
    3,117   Smith & Nephew plc                                                39
                                                                      ----------
                                                                           1,442
                                                                      ----------
            HEALTH CARE FACILITIES (0.1%)
    4,900   HCA Holdings, Inc.                                               210
    6,200   VCA Antech, Inc.*                                                170
                                                                      ----------
                                                                             380
                                                                      ----------
            HEALTH CARE SERVICES (0.2%)
    3,100   Catamaran Corp.*                                                 142
    2,500   Express Scripts Holdings Co.*                                    155
    1,330   Fresenius SE & Co. KGaA                                          165
   10,880   Sonic Healthcare Ltd.                                            164
                                                                      ----------
                                                                             626
                                                                      ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            LIFE SCIENCES TOOLS & SERVICES (0.2%)
    3,500   Charles River Laboratories International, Inc.*           $      162
    3,400   Covance, Inc.*                                                   294
    2,300   Illumina, Inc.*                                                  186
    2,300   TECHNE Corp.                                                     184
                                                                      ----------
                                                                             826
                                                                      ----------
            MANAGED HEALTH CARE (0.9%)
   12,900   Aetna, Inc.                                                      826
    5,600   Cigna Corp.                                                      430
    2,900   Humana, Inc.                                                     271
    8,900   UnitedHealth Group, Inc.                                         637
   13,100   WellPoint, Inc.                                                1,095
                                                                      ----------
                                                                           3,259
                                                                      ----------
            PHARMACEUTICALS (3.3%)
    9,700   AbbVie, Inc.                                                     434
    1,200   Actavis, Inc.*                                                   173
    2,800   Allergan, Inc.                                                   253
    4,311   AstraZeneca plc                                                  224
    1,175   Bayer AG                                                         138
    3,700   Bristol-Myers Squibb Co.                                         171
   23,800   Eli Lilly and Co.                                              1,198
    5,300   Endo Health Solutions, Inc.*                                     241
    4,200   Forest Laboratories, Inc.*                                       180
   26,657   GlaxoSmithKline plc                                              672
   28,800   Johnson & Johnson                                              2,497
   23,400   Merck & Co., Inc.                                              1,114
      800   Mitsubishi Tanabe Pharma Corp.                                    11
    5,385   Novartis AG                                                      414
    3,004   Novo Nordisk A/S "B"                                             510
    8,800   Otsuka Holdings Co. Ltd.                                         255
   52,900   Pfizer, Inc.                                                   1,519
    3,649   Roche Holding AG                                                 984
    2,689   Sanofi S.A.                                                      273
    1,200   Shionogi & Co. Ltd.                                               25
      152   Shire plc                                                          6
      100   Taisho Pharmaceutical Holdings Co. Ltd.                            7
    7,965   Teva Pharmaceutical Industries Ltd.                              300
      200   Tsumura & Co.                                                      6
   12,700   Warner Chilcott plc "A"                                          290
                                                                      ----------
                                                                          11,895
                                                                      ----------
            Total Health Care                                             24,154
                                                                      ----------
            INDUSTRIALS (5.5%)
            ------------------
            AEROSPACE & DEFENSE (2.4%)
    5,100   Alliant Techsystems, Inc.                                        498
   31,554   BAE Systems plc                                                  232
   10,200   Boeing Co.                                                     1,198
    2,000   EADS N.V.                                                        127
   38,100   Exelis, Inc.                                                     599
    7,900   General Dynamics Corp.                                           691
    7,500   Honeywell International, Inc.                                    623
    4,300   Huntington Ingalls Industries, Inc.                              290
    7,500   Lockheed Martin Corp.                                            957
   11,700   Northrop Grumman Corp.                                         1,114
    9,700   Raytheon Co.                                                     748
    2,600   Rockwell Collins, Inc.                                           176
    4,788   Safran S.A.                                                      295
    4,788   Thales S.A.                                                      263
    7,500   United Technologies Corp.                                        809
                                                                      ----------
                                                                           8,620
                                                                      ----------

================================================================================

9  | USAA Global Managed Volatility Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            AIR FREIGHT & LOGISTICS (0.1%)
    3,569   Deutsche Post AG                                          $      119
    1,800   FedEx Corp.                                                      205
                                                                      ----------
                                                                             324
                                                                      ----------
            AIRLINES (0.1%)
   12,438   easyJet plc                                                      257
    3,551   International Consolidated Airlines Group S.A.*                   19
       50   Ryanair Holdings plc ADR                                           3
                                                                      ----------
                                                                             279
                                                                      ----------
            AIRPORT SERVICES (0.1%)
   81,851   Auckland International Airport Ltd.                              225
                                                                      ----------
            BUILDING PRODUCTS (0.2%)
      300   Daikin Industries Ltd.                                            16
   13,700   Masco Corp.                                                      291
   21,000   Toto Ltd.                                                        294
                                                                      ----------
                                                                             601
                                                                      ----------
            COMMERCIAL PRINTING (0.0%)
    2,000   Dai Nippon Printing Co. Ltd.                                      21
    2,000   Toppan Printing Co. Ltd.                                          16
                                                                      ----------
                                                                              37
                                                                      ----------
            CONSTRUCTION & ENGINEERING (0.1%)
   15,537   Ferrovial S.A.                                                   279
      127   Hochtief AG                                                       11
    1,000   JGC Corp.                                                         36
    3,000   Taisei Corp.                                                      15
    2,194   Vinci S.A.                                                       128
                                                                      ----------
                                                                             469
                                                                      ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    8,900   AGCO Corp.                                                       538
    2,900   Cummins, Inc.                                                    385
   22,000   Hino Motors Ltd.                                                 323
    4,000   Kubota Corp.                                                      58
    3,100   Oshkosh Corp.*                                                   152
    5,300   Trinity Industries, Inc.                                         240
    2,800   WABCO Holdings, Inc.*                                            236
    7,000   Yangzijiang Shipbuilding Holdings Ltd.                             6
                                                                      ----------
                                                                           1,938
                                                                      ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    2,000   Fuji Electric Co. Ltd.                                             8
      400   Nidec Corp.                                                       33
    2,037   Osram Licht AG*                                                   96
    2,200   Rockwell Automation, Inc.                                        235
      708   Schneider Electric S.A.                                           60
                                                                      ----------
                                                                             432
                                                                      ----------
            HIGHWAYS & RAILTRACKS (0.1%)
      946   Abertis Infraestructuras S.A.                                     18
   11,346   Atlantia S.p.A.                                                  231
                                                                      ----------
                                                                             249
                                                                      ----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.2%)
    1,620   Adecco S.A.                                                      115
    2,387   Capita plc                                                        39
    3,900   Manpowergroup, Inc.                                              284
    4,900   Robert Half International, Inc.                                  191
                                                                      ----------
                                                                             629
                                                                      ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            INDUSTRIAL CONGLOMERATES (0.7%)
    2,900   3M Co.                                                    $      346
   71,500   General Electric Co.                                           1,708
   29,000   Hutchison Whampoa Ltd.                                           348
      724   Koninklijke Philips Electronics N.V.                              24
      865   Siemens AG                                                       104
                                                                      ----------
                                                                           2,530
                                                                      ----------
            INDUSTRIAL MACHINERY (0.3%)
    1,581   Atlas Copco AB "B"                                                42
    2,800   Dover Corp.                                                      251
      384   GEA Group AG                                                      16
    4,200   ITT Corp.                                                        151
      570   Kone Oyj "B"                                                      51
   49,000   Mitsubishi Heavy Industries Ltd.                                 281
      149   Schindler Holding AG                                              22
    1,506   SKF AB "B"                                                        42
      200   SMC Corp.                                                         47
       90   Sulzer AG                                                         14
    1,100   Valmont Industries, Inc.                                         153
                                                                      ----------
                                                                           1,070
                                                                      ----------
            MARINE (0.1%)
       16   A.P. Moller-Maersk A/S "A"                                       139
       17   A.P. Moller-Maersk A/S "B"                                       156
    7,900   Matson, Inc.                                                     207
    6,000   Nippon Yusen Kabushiki Kaisha                                     19
                                                                      ----------
                                                                             521
                                                                      ----------
            RAILROADS (0.1%)
      500   Central Japan Railway Co.                                         64
    2,600   Union Pacific Corp.                                              404
                                                                      ----------
                                                                             468
                                                                      ----------
            SECURITY & ALARM SERVICES (0.1%)
      800   Secom Co. Ltd.                                                    50
   24,790   Securitas AB "B"                                                 283
                                                                      ----------
                                                                             333
                                                                      ----------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
    1,178   Bunzl plc                                                         25
    5,400   ITOCHU Corp.                                                      66
   35,000   Marubeni Corp.                                                   275
   52,200   Sojitz Corp.                                                     102
    4,000   Sumitomo Corp.                                                    54
                                                                      ----------
                                                                             522
                                                                      ----------
            TRUCKING (0.2%)
    1,000   AMERCO                                                           184
    8,000   ComfortDelGro Corp. Ltd.                                          13
    3,200   Old Dominion Freight Line, Inc.*                                 147
    3,500   Ryder System, Inc.                                               209
                                                                      ----------
                                                                             553
                                                                      ----------
            Total Industrials                                             19,800
                                                                      ----------
            INFORMATION TECHNOLOGY (8.0%)
            -----------------------------
            APPLICATION SOFTWARE (0.1%)
    2,300   Citrix Systems, Inc.*                                            163
      257   SAP AG                                                            19
    5,100   Synopsys, Inc.*                                                  192
      400   Trend Micro, Inc.                                                 15
                                                                      ----------
                                                                             389
                                                                      ----------

================================================================================

11  | USAA Global Managed Volatility Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMMUNICATIONS EQUIPMENT (0.5%)
   47,400   Cisco Systems, Inc.                                       $    1,110
   10,900   QUALCOMM, Inc.                                                   734
                                                                      ----------
                                                                           1,844
                                                                      ----------
            COMPUTER HARDWARE (1.1%)
    6,900   Apple, Inc.                                                    3,289
   10,500   Dell, Inc.                                                       145
   25,700   Hewlett-Packard Co.                                              539
                                                                      ----------
                                                                           3,973
                                                                      ----------
            COMPUTER STORAGE & PERIPHERALS (0.5%)
   12,100   EMC Corp.                                                        309
   15,200   Lexmark International, Inc. "A"                                  502
    4,100   NetApp, Inc.                                                     175
   11,600   Western Digital Corp.                                            735
                                                                      ----------
                                                                           1,721
                                                                      ----------
            DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
    7,554   Amadeus IT Holding S.A. "A"                                      268
   16,600   Computer Sciences Corp.                                          859
    7,000   CoreLogic, Inc.*                                                 189
    1,100   DST Systems, Inc.                                                 83
    4,900   Fiserv, Inc.*                                                    495
    2,300   FleetCor Technologies, Inc.*                                     253
    7,800   Jack Henry & Associates, Inc.                                    403
      800   MasterCard, Inc. "A"                                             538
    3,000   Visa, Inc. "A"                                                   573
   12,100   Western Union Co.                                                226
                                                                      ----------
                                                                           3,887
                                                                      ----------
            ELECTRONIC COMPONENTS (0.2%)
      100   Hirose Electric Co. Ltd.                                          15
   11,500   HOYA Corp.                                                       271
      700   Murata Manufacturing Co. Ltd.                                     53
      800   Omron Corp.                                                       29
   12,300   Vishay Intertechnology, Inc.*                                    159
    1,000   Yaskawa Electric Corp.                                            14
                                                                      ----------
                                                                             541
                                                                      ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
   11,200   FUJIFILM Holdings Corp.                                          268
      200   Keyence Corp.                                                     76
                                                                      ----------
                                                                             344
                                                                      ----------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
   16,800   Jabil Circuit, Inc.                                              364
                                                                      ----------
            HOME ENTERTAINMENT SOFTWARE (0.1%)
   22,000   Activision Blizzard, Inc.                                        367
    6,700   Electronic Arts, Inc.*                                           171
                                                                      ----------
                                                                             538
                                                                      ----------
            INTERNET SOFTWARE & SERVICES (1.2%)
   18,000   AOL, Inc.                                                        623
    3,600   eBay, Inc.*                                                      201
   12,300   Facebook, Inc. "A"*                                              618
    2,100   Google, Inc. "A"*                                              1,839
    1,300   LinkedIn Corp. "A"*                                              320
      239   United Internet AG                                                 9
    2,600   VeriSign, Inc.*                                                  132
   16,900   Yahoo Japan Corp.                                                 96
    9,800   Yahoo! Inc.*                                                     325
                                                                      ----------
                                                                           4,163
                                                                      ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            IT CONSULTING & OTHER SERVICES (0.8%)
    6,900   Accenture plc "A"                                         $      508
   23,900   Booz Allen Hamilton Holding                                      462
    4,466   Cap Gemini                                                       266
    9,000   International Business Machines Corp.                          1,666
      400   Nomura Research Institute Ltd.                                    14
                                                                      ----------
                                                                           2,916
                                                                      ----------
            OFFICE ELECTRONICS (0.1%)
    2,000   Konica Minolta, Inc.                                              17
   23,000   Ricoh Co. Ltd.                                                   264
   19,900   Xerox Corp.                                                      205
                                                                      ----------
                                                                             486
                                                                      ----------
            SEMICONDUCTORS (1.0%)
    1,111   ARM Holdings plc                                                  18
    6,868   Infineon Technologies AG                                          69
   40,900   Intel Corp.                                                      937
   11,700   Linear Technology Corp.                                          464
    7,000   Microchip Technology, Inc.                                       282
   14,600   Micron Technology, Inc.*                                         255
   18,100   Texas Instruments, Inc.                                          729
   16,700   Xilinx, Inc.                                                     782
                                                                      ----------
                                                                           3,536
                                                                      ----------
            SYSTEMS SOFTWARE (0.8%)
   13,300   CA, Inc.                                                         395
   49,900   Microsoft Corp.                                                1,662
   25,600   Oracle Corp.                                                     849
                                                                      ----------
                                                                           2,906
                                                                      ----------
            TECHNOLOGY DISTRIBUTORS (0.3%)
   10,700   Arrow Electronics, Inc.*                                         520
    7,700   Avnet, Inc.                                                      321
   12,500   Ingram Micro, Inc. "A"*                                          288
                                                                      ----------
                                                                           1,129
                                                                      ----------
            Total Information Technology                                  28,737
                                                                      ----------
            MATERIALS (2.0%)
            ----------------
            COMMODITY CHEMICALS (0.3%)
   36,000   Asahi Kasei Corp.                                                271
    1,000   Kaneka Corp.                                                       6
    1,300   Kuraray Co. Ltd.                                                  16
    6,000   LyondellBasell Industries N.V. "A"(d)                            439
    2,200   Westlake Chemical Corp.                                          230
                                                                      ----------
                                                                             962
                                                                      ----------
            CONSTRUCTION MATERIALS (0.0%)
      483   HeidelbergCement AG                                               37
      841   Imerys S.A.                                                       59
                                                                      ----------
                                                                              96
                                                                      ----------
            DIVERSIFIED CHEMICALS (0.3%)
    2,540   BASF SE                                                          244
    7,000   Dow Chemical Co.                                                 269
    6,226   Incitec Pivot Ltd.                                                15
    5,000   Mitsubishi Chemical Holdings Corp.                                23
    2,700   PPG Industries, Inc.                                             451
                                                                      ----------
                                                                           1,002
                                                                      ----------
            DIVERSIFIED METALS & MINING (0.3%)
   15,311   Anglo American plc                                               376
    8,349   BHP Billiton Ltd.                                                278

================================================================================

13  | USAA Global Managed Volatility Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   10,313   BHP Billiton plc                                          $      304
   18,000   Mitsubishi Materials Corp.                                        74
    5,000   Sumitomo Metal Mining Co. Ltd.                                    71
                                                                      ----------
                                                                           1,103
                                                                      ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    1,698   Israel Chemicals Ltd.                                             14
    1,602   K+S AG                                                            42
    3,700   Monsanto Co.                                                     386
    6,183   Yara International ASA                                           255
                                                                      ----------
                                                                             697
                                                                      ----------
            METAL & GLASS CONTAINERS (0.0%)
      600   Toyo Seikan Holdings Ltd.                                         12
                                                                      ----------
            PAPER PACKAGING (0.5%)
    7,000   Avery Dennison Corp.                                             305
    9,500   Packaging Corp. of America                                       542
    2,800   Rock-Tenn Co. "A"                                                284
    8,100   Sealed Air Corp.                                                 220
    8,800   Sonoco Products Co.                                              343
                                                                      ----------
                                                                           1,694
                                                                      ----------
            PAPER PRODUCTS (0.1%)
    3,300   Domtar Corp.                                                     262
    3,000   Oji Holdings Corp.                                                14
   20,471   Stora Enso Oyj "R"                                               173
    2,066   UPM-Kymmene Oyj                                                   29
                                                                      ----------
                                                                             478
                                                                      ----------
            SPECIALTY CHEMICALS (0.1%)
   28,000   Daicel Corp.                                                     252
      591   EMS-Chemie Holding AG                                            209
       11   Givaudan S.A.                                                     16
      400   Hitachi Chemical Co. Ltd.                                          7
                                                                      ----------
                                                                             484
                                                                      ----------
            STEEL (0.2%)
   76,503   Fortescue Metals Group Ltd.                                      339
    1,800   JFE Holdings, Inc.                                                47
    8,000   Kobe Steel Ltd.*                                                  15
      200   Maruichi Steel Tube Ltd.                                           5
    5,001   Voestalpine AG                                                   239
                                                                      ----------
                                                                             645
                                                                      ----------
            Total Materials                                                7,173
                                                                      ----------
            TELECOMMUNICATION SERVICES (1.8%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.0%)
    1,501   Inmarsat plc                                                      17
                                                                      ----------
            INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
   46,300   AT&T, Inc.                                                     1,566
    8,697   Belgacom S.A.                                                    231
  130,395   Bezeq Israeli Telecommunication Corp. Ltd.                       240
   26,914   BT Group plc                                                     149
    6,600   CenturyLink, Inc.                                                207
    9,675   Deutsche Telekom AG                                              140
    2,232   Elisa Oyj                                                         53
   64,500   Frontier Communications Corp.                                    269
      933   Hellenic Telecommunications Organization (OTE S.A.)*              10
    6,900   Nippon Telegraph & Telephone Corp.                               357
    5,770   Orange                                                            72
    2,792   TDC A/S                                                           24
      916   Telekom Austria AG                                                 8

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
    4,004   Telenor ASA                                               $       91
   26,655   Telstra Corp. Ltd.                                               124
   33,100   Verizon Communications, Inc.                                   1,544
                                                                      ----------
                                                                           5,085
                                                                      ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    4,800   KDDI Corp.                                                       246
      228   Millicom International Cellular S.A. Swedish
              Depository Receipts                                             20
    5,500   NTT DOCOMO, Inc.                                                  89
      100   SoftBank Corp.                                                     7
   15,800   Telephone & Data Systems, Inc.                                   467
  107,562   Vodafone Group plc                                               376
                                                                      ----------
                                                                           1,205
                                                                      ----------
            Total Telecommunication Services                               6,307
                                                                      ----------
            UTILITIES (1.3%)
            ----------------
            ELECTRIC UTILITIES (0.6%)
    6,100   American Electric Power Co., Inc.                                264
    8,000   Cheung Kong Infrastructure Holdings Ltd.                          56
    2,200   Chubu Electric Power Co., Inc.                                    30
    1,000   Chugoku Electric Power Co., Inc.                                  16
   10,080   EDF S.A.                                                         319
    7,000   Edison International                                             322
    3,300   Entergy Corp.                                                    209
      600   Hokkaido Electric Power Co., Inc.*                                 8
      700   Hokuriku Electric Power Co.                                       10
   38,372   Iberdrola S.A.                                                   223
    2,500   Kansai Electric Power Co., Inc.*                                  32
    1,600   Kyushu Electric Power Co., Inc.*                                  23
    7,400   Pinnacle West Capital Corp.                                      405
    5,000   Power Assets Holdings Ltd.                                        45
    9,700   PPL Corp.                                                        295
      700   Shikoku Electric Power Co.*                                       12
    6,858   SP AusNet                                                          8
    1,500   Tohoku Electric Power Co., Inc.*                                  18
    4,700   Tokyo Electric Power Co., Inc.*                                   29
                                                                      ----------
                                                                           2,324
                                                                      ----------
            GAS UTILITIES (0.0%)
    1,283   Gas Natural SDG S.A.                                              27
    9,000   Tokyo Gas Co. Ltd.                                                49
                                                                      ----------
                                                                              76
                                                                      ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
   17,600   AES Corp.                                                        234
      400   Electric Power Development Co. Ltd.                               13
                                                                      ----------
                                                                             247
                                                                      ----------
            MULTI-UTILITIES (0.6%)
   11,000   Ameren Corp.                                                     383
   17,948   Centrica plc                                                     107
    4,400   Consolidated Edison, Inc.                                        243
   21,598   E.ON SE                                                          384
    4,000   MDU Resources Group, Inc.                                        112
   12,219   National Grid plc                                                144
    9,100   Public Service Enterprise Group, Inc.                            300
    9,800   Vectren Corp.                                                    327
                                                                      ----------
                                                                           2,000
                                                                      ----------
            Total Utilities                                                4,647
                                                                      ----------
            Total Common Stocks (cost: $146,101)                         180,553
                                                                      ----------

================================================================================

15  | USAA Global Managed Volatility Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            PREFERRED STOCKS (0.3%)

            CONSUMER DISCRETIONARY (0.0%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.0%)
      187   Bayerische Motoren Werke AG                               $       15
      475   Volkswagen AG                                                    112
                                                                      ----------
                                                                             127
                                                                      ----------
            Total Consumer Discretionary                                     127
                                                                      ----------
            ENERGY (0.3%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    1,000   Chesapeake Energy Corp., 5.75%, perpetual(a)                   1,126
                                                                      ----------
            Total Preferred Stocks (cost: $1,114)                          1,253
                                                                      ----------

            RIGHTS (0.0%)

            FINANCIALS (0.0%)
            -----------------
            DIVERSIFIED BANKS (0.0%)
   34,131   Banco Bilbao Vizcaya Argentaria S.A.*                              5
                                                                      ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
      188   New World Development*(a),(c)                                     --
                                                                      ----------
            Total Financials                                                   5
                                                                      ----------
            INDUSTRIALS (0.0%)
            ------------------
            HIGHWAYS & RAILTRACKS (0.0%)
      946   Abertis Infraestructuras S.A.*                                     1
                                                                      ----------
            Total Rights (cost: $6)                                            6
                                                                      ----------
            FOREIGN EXCHANGE-TRADED FUNDS (42.3%)
  200,000   iShares Core MSCI Emerging Markets ETF                         9,730
   85,000   iShares MSCI Brazil Capped ETF                                 4,072
  100,000   iShares MSCI Canada Index Fund                                 2,831
  567,370   iShares MSCI EAFE ETF                                         36,193
  405,000   iShares MSCI EMU Index Fund                                   15,277
  800,000   iShares MSCI Germany ETF                                      22,248
  100,000   iShares MSCI Indonesia ETF                                     2,359
  463,055   iShares MSCI Italy Capped Index Fund                           6,538
   70,000   iShares MSCI Russia Capped Index Fund                          1,513
  250,000   iShares MSCI Taiwan ETF                                        3,480
   60,000   iShares MSCI Turkey ETF                                        3,310
  697,501   iShares MSCI United Kingdom ETF                               13,685
   36,216   SPDR S&P China ETF                                             2,681
   25,000   SPDR S&P Emerging Markets SmallCap ETF                         1,137
  375,000   Vanguard FTSE Emerging Markets ETF                            15,041
  220,000   WisdomTree Emerging Markets SmallCap Dividend Fund            10,263
  100,000   WisdomTree India Earnings Fund                                 1,532
                                                                      ----------
            Total Foreign Exchange-Traded Funds (cost: $136,930)         151,890
                                                                      ----------
            Total Equity Securities (cost: $284,151)                     333,702
                                                                      ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                   COUPON                               VALUE
(000)       SECURITY                                       RATE           MATURITY            (000)
---------------------------------------------------------------------------------------------------
            BONDS (5.0%)

            CORPORATE OBLIGATIONS (2.3%)

            FINANCIALS (1.4%)
            -----------------
            LIFE & HEALTH INSURANCE (0.3%)
$   1,000   StanCorp Financial Group, Inc.                 6.90%         6/01/2067     $        998
                                                                                       ------------
            MULTI-LINE INSURANCE (0.9%)
    2,000   Genworth Holdings, Inc.                        6.15         11/15/2066            1,757
      500   Glen Meadow Pass-Through Trust (a)             6.51          2/12/2067              465
    1,000   Nationwide Mutual Insurance Co. (a)            5.81         12/15/2024            1,019
                                                                                       ------------
                                                                                              3,241
                                                                                       ------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    1,000   ILFC E-Capital Trust II (a)                    6.25         12/21/2065              915
                                                                                       ------------
            Total Financials                                                                  5,154
                                                                                       ------------
            INDUSTRIALS (0.5%)
            ------------------
            AEROSPACE & DEFENSE (0.3%)
    1,000   Textron Financial Corp. (a)                    6.00          2/15/2067              894
                                                                                       ------------
            AIRLINES (0.2%)
      839   US Airways Group, Inc. Pass-Through Trust
              (INS)                                        7.08          3/20/2021              877
                                                                                       ------------
            Total Industrials                                                                 1,771
                                                                                       ------------
            UTILITIES (0.4%)
            ----------------
            ELECTRIC UTILITIES (0.4%)
    1,906   Texas Competitive Electric Holdings Co.,
              LLC (e)                                      4.71         10/10/2017            1,286
                                                                                       ------------
            Total Corporate Obligations (cost: $6,026)                                        8,211
                                                                                       ------------

            EURODOLLAR AND YANKEE OBLIGATIONS (0.4%)

            FINANCIALS (0.4%)
            -----------------
            DIVERSIFIED BANKS (0.3%)
    1,000   BayernLB Capital Trust l                       6.20                  -(f)           778
      200   LBG Capital No.1 plc                           8.00                  -(f)           210
                                                                                       ------------
                                                                                                988
                                                                                       ------------
            PROPERTY & CASUALTY INSURANCE (0.1%)
      600   Oil Insurance Ltd. (a)                         3.23 (g)              -(f)           546
                                                                                       ------------
            Total Financials                                                                  1,534
                                                                                       ------------
            Total Eurodollar and Yankee Obligations (cost: $936)                              1,534
                                                                                       ------------
            COMMERCIAL MORTGAGE SECURITIES (2.3%)

            FINANCIALS (2.3%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (2.3%)
    1,000   Banc of America Commercial Mortgage, Inc.      6.05          5/10/2045            1,053
    1,000   Bear Stearns Commercial Mortgage Securities,
              Inc.                                         4.99          9/11/2042            1,027
    1,000   Citigroup Commercial Mortgage Trust            5.95          3/15/2049            1,032
    1,000   GE Capital Commercial Mortgage Corp.           5.46          3/10/2044              971

================================================================================

17  | USAA Global Managed Volatility Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                   COUPON                               VALUE
(000)       SECURITY                                       RATE           MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   1,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                             5.04%        10/15/2042     $      1,030
    1,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                             5.48          5/15/2045            1,035
    1,000   Merrill Lynch Mortgage Trust                   5.14          7/12/2038            1,040
    1,000   Merrill Lynch Mortgage Trust                   5.68          5/12/2039            1,015
                                                                                       ------------
                                                                                              8,203
                                                                                       ------------
            Total Financials                                                                  8,203
                                                                                       ------------
            Total Commercial Mortgage Securities (cost: $7,075)                               8,203
                                                                                       ------------
            Total Bonds (cost: $14,037)                                                      17,948
                                                                                       ------------

NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (0.9%)

            MONEY MARKET FUNDS (0.9%)
3,198,890   State Street Institutional Liquid Reserve Fund, 0.06% (d),(h)
              (cost: $3,199)                                                                  3,199
                                                                                       ------------

            TOTAL INVESTMENTS (COST: $301,387)                                         $    354,849
                                                                                       ============

NUMBER                                                                                       MARKET
OF                                                                                            VALUE
CONTRACTS   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            PURCHASED OPTIONS (1.3%)
   11,600   Put - iShares MSCI EAFE Index expiring November 16, 2013 at 61                      783
    9,900   Put - iShares MSCI EAFE Index expiring November 16, 2013 at 62                      886
    9,400   Put - iShares MSCI Emerging Markets Index expiring
              November 16, 2013 at 40                                                           945
    4,000   Put - iShares MSCI Emerging Markets Index expiring
              November 16, 2013 at 40.5                                                         482
      830   Put - S&P 500 Index expiring November 16, 2013 at 1630                            1,664
                                                                                       ------------

            TOTAL PURCHASED OPTIONS (COST: $4,312)                                     $      4,760
                                                                                       ============

            WRITTEN OPTIONS (0.0%)
   (3,000)  Put - iShares MSCI EAFE Index expiring November 16, 2013 at 57                      (74)
                                                                                       ------------

            TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $87)                             $        (74)
                                                                                       ============

NUMBER OF                                                                               UNREALIZED
CONTRACTS                                        EXPIRATION        CONTRACT            DEPRECIATION
LONG/(SHORT)                                        DATE          VALUE (000)              (000)
---------------------------------------------------------------------------------------------------
            FUTURES (0.5%)
       21   S&P 500 E-Mini Index Futures (i)     12/20/2013           $1,758              $     (18)
                                                                      ------              ---------

            TOTAL FUTURES                                             $1,758              $     (18)
                                                                      ======              =========

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                        $     180,553     $        --     $         --     $     180,553
  Preferred Stocks                               127           1,126               --             1,253
  Rights                                           6              --               --                 6
  Foreign Exchange-Traded Funds              151,890              --               --           151,890
Bonds:
  Corporate Obligations                           --           8,211               --             8,211
  Eurodollar and Yankee Obligations               --           1,534               --             1,534
  Commercial Mortgage Securities                  --           8,203               --             8,203
Money Market Instruments:
  Money Market Funds                           3,199              --               --             3,199
Purchased Options                              4,760              --               --             4,760
-------------------------------------------------------------------------------------------------------
Total                                  $     340,535     $    19,074     $         --     $     361,367
-------------------------------------------------------------------------------------------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
LIABILITIES                             LIABILITIES                                               TOTAL
-------------------------------------------------------------------------------------------------------
Futures*                               $         (18)    $        --     $         --     $         (18)
Written Options                                  (74)             --               --               (74)
-------------------------------------------------------------------------------------------------------
Total                                  $         (92)    $        --     $         --     $         (92)
-------------------------------------------------------------------------------------------------------

* Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2013, through September 30, 2013, equity securities with a fair value of $25,903,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

19  | USAA Global Managed Volatility Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Global Managed Volatility Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Effective July 12, 2013, the USAA Global Opportunities Fund was renamed as the "USAA Global Managed Volatility Fund" and the existing share class was designated Global Managed Volatility Fund Institutional Shares (Institutional Shares) and a new share class was designated Global Managed Volatility Fund Shares (Fund Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the

================================================================================

20  | USAA Global Managed Volatility Fund

================================================================================

Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based

================================================================================

21  | USAA Global Managed Volatility Fund

================================================================================

on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A1 and all bonds, which are valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

================================================================================

23  | USAA Global Managed Volatility Fund

================================================================================

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of September 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2013, were $59,831,000 and $5,921,000, respectively, resulting in net unrealized appreciation of $53,910,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $359,102,000 at September 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 54.5% of net assets at September 30, 2013.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

RIGHTS -- enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT     Real estate investment trust

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

25  | USAA Global Managed Volatility Fund

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(b)   Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2013, was zero.
(c) Security was fair valued at September 30, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was zero.
(d) The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2013.
(e) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at September 30, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at September 30, 2013.
(h) Rate represents the money market fund annualized seven-day yield at September 30, 2013.
(i) Cash with a value of $143,000 is segregated as collateral for initial margin requirements on open futures contracts.
*     Non-income-producing security.

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                                         Notes to Portfolio of Investments |  26


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2013

By:*     /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     11/18/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/20/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      11/19/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.